Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥)	USD ($)
Balance at Mar. 31, 2020	¥ 4	¥ 73,217	¥ (32,817)	¥ (467)		¥ 39,937
Balance (in Shares) at Mar. 31, 2020 | shares	4,517,793
Net loss			(16,627)			(16,627)
Foreign currency translation difference				1,868		1,868
Balance at Mar. 31, 2021	¥ 4	73,217	(49,444)	1,401		25,178
Balance (in Shares) at Mar. 31, 2021 | shares	4,517,793
Net loss			(38,833)		(497)	(39,330)
Issuance of ordinary shares upon initial public offering, net of offering costs	¥ 1	79,019			10	79,030
Issuance of ordinary shares upon initial public offering, net of offering costs (in Shares) | shares	3,750,000
Foreign currency translation difference				(377)	(33)	(410)
Balance at Mar. 31, 2022	¥ 5	152,236	(88,277)	1,024	(520)	64,468
Balance (in Shares) at Mar. 31, 2022 | shares	8,267,793
Net loss			(87,616)		(2,406)	(90,022)	$ (13,101)
Issuance of ordinary shares	¥ 4	64,268				64,272
Issuance of ordinary shares (in Shares) | shares	5,300,000
Foreign currency translation difference				2,445	(431)	2,014
Balance at Mar. 31, 2023	¥ 9	¥ 216,504	¥ (175,893)	¥ 3,469	¥ (3,357)	¥ 40,732	$ 5,925
Balance (in Shares) at Mar. 31, 2023 | shares	13,567,793